NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Receipts) (Details)	Jun. 30, 2017 USD ($)
Within 1 year	$ 43,202,345
2 years	27,817,612
3 years	8,349,451
4 years	5,803,700
5 years	1,558,517
Total minimum lease receipts	86,731,625
Less: amount representing interest	(9,140,852)
Present value of minimum lease receivable	$ 77,590,773